Supplemental Cash Flow Information - Changes in Operating Assets and Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Right-of-Use Asset Obtained in Exchange for Finance Lease Liability	$ 16,400	$ 800	$ 47,700
Accounts receivable	83,460	32,760	(44,995)
Prepaid expenses and other	4,016	68,052	(107,060)
Accounts payable	(77,972)	(6,365)	103,315
Accrued liabilities and other	(44,525)	(203)	40,699
Receipts from direct financing and sales-type leases (1)	0	66,369	0
Asset retirement obligation expenditures	(1,419)	(17,458)	0
Expenditures for drydocking	(26,974)	(24,655)	(48,250)
Total	$ (63,414)	$ 118,500	$ (56,291)